                        DRESDNER RCM GLOBAL FUNDS, INC.
                       SUPPLEMENT DATED FEBRUARY 1, 2001
                      TO THE PROSPECTUS DATED MAY 1, 2000


THE FOLLOWING INFORMATION REPLACES ALL SIMILAR REFERENCES THROUGHOUT THE PROSPECTUS:

Effective December 29, 2000, the Dresdner RCM International Growth Equity Fund has been reorganized from a series of Dresdner RCM Capital Funds, Inc. (the "Capital Company") to a series of Dresdner RCM Global Funds, Inc. (the "Global Company"). Shareholders of the Dresdner RCM Europe Fund have approved its reorganization from a series of Dresdner RCM Investment Funds Inc. (the "Investment Company") to a series of the Global Company, the closing of which is anticipated in February 2001. As a result of the reorganizations, the Investment Company and the Capital Company will be dissolved as Maryland corporations.

The Global Company also offers pursuant to a separate prospectus, the following funds: Dresdner RCM MidCap Fund and Dresdner RCM Small Cap Fund. For a copy of the prospectus, please call the Global Company at 800-726-7240.

THE FOLLOWING INFORMATION FOR THE LARGE CAP GROWTH FUND REPLACES THE SIMILAR INFORMATION FOUND UNDER THE SECTION ENTITLED "FEES AND EXPENSES" AT PAGE 3 OF THE PROSPECTUS.

ANNUAL FUND OPERATING EXPENSES
(fees paid from Fund assets)

                          Class I                Class N
                         --------               --------
Management Fees           0.70%                  0.70%
Rule 12b-1 fee            none                   0.25%
Other Expenses            1.75%                  59.09%
Total annual fund
Operating expenses        2.45%                  60.04%

Less: Fees waived and
reimbursed               -1.70%                 -59.04%

Net operating expenses(1) 0.75%                   1.00%

(1) The Investment Manager has contractually agreed until at least December 31, 2005, to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 0.75% for Class I and 1.00% for Class N. The Fund may reimburse the Investment Manager in the future.

EXAMPLE:

                      One                Three             Five           Ten
                      Year               Years             Years          Years
Class I*              $77                $240              $417           $2,024
Class N*              $102               $318              $552           $9,995


*Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 0.75% for Class I and 1.00% for Class N, your expenses for the periods indicated would be $77, $240, $417 and $930 for Class I and $102, $318, $552 and $1,225 for Class N.
However, there is no assurance that the Investment Manager will continue such reimbursement policy.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN
THE SECTION ENTITLED "DO THE FUNDS HEDGE THEIR INVESTMENTS?" AT PAGE 25 OF THE
PROSPECTUS:

Once the reorganization is effective, the Europe Fund may utilize futures contracts (and related options) to hedge against currency exchange rate fluctuations, changes in interest rates or general fluctuations in the value of its portfolio securities.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE SUBHEADING "GLOBAL HEALTH CARE FUND AND BIOTECHNOLOGY FUND" AT PAGES 32 AND 33 OF THE PROSPECTUS.

Faraz Naqvi, M.D. and Michael Dauchot, M.D. are primarily responsible for the day to day management of the Global Health Care Fund. Dr. Naqvi and Camilo Martinez, M.D., Ph.D., are primarily responsible for the day to day management of the Biotechnology Fund. Dr. Martinez is a research analyst of the Investment Manager, with which he has been associated since 1999. Prior to joining the Investment Manager, he practiced Internal Medicine at Northeast Valley Health in 1999 and at Century Group Medicine in 1998, both in southern California. From 1995-1998 Dr. Martinez was a resident at the University of California at Los Angeles Department of Medicine. He is also a Board Certified physician in Internal Medicine.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE SUBHEADING "GLOBAL SMALL CAP FUND" AT PAGE 33 OF THE PROSPECTUS.

Timothy M. Kelly, CFA, is primarily responsible for the day to day management of the Global Small Cap Fund. Mr. Kelly is a Managing Director of the Investment Manager, with which he has been associated since 1995. He received an MBA from the University of Chicago Graduate School of Business with concentrations in accounting and finance.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND
UNDER THE SUBHEADING "INTERNATIONAL GROWTH EQUITY FUND AND EMERGING MARKETS FUND" AT PAGES 33 AND 34 OF THE PROSPECTUS.

The International Equity Team at Dresdner RCM is primarily responsible for the day to day management of the International Fund. This team manages the International Fund on a team basis, and no individual is separately responsible for the management of the International Fund. Ana Wiechers-Marshall and Luis Laboy, CFA are primarily responsible for the day-to-day management of the Emerging Markets Fund. Mr. Laboy is a Manager of the Investment Manager, with which he has been associated since 1997. From 1995 to 1997, he worked at Dresdner Bank Mexico where he served as assistant equity research analyst.



THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE SUBHEADING "EUROPE FUND" AT PAGE 34 OF THE PROSPECTUS.

Barbel Lenz and Lesley Parachini are primarily responsible for the day to day management of the Europe Fund. Ms. Lenz is a Director of the Investment Manager, with which she has been associated since 1997. She joined the Investment Manager as a Senior Research Specialist for European Equities and as a portfolio manager. From 1995 to 1997 she served as an Assistant Vice President at Dresdner Kleinwort Benson North America LLC. Ms. Parachini is a Director of the Investment Manager, with which she has been associated since 1995. She received her BA from Wheaton College, graduating Phi Beta Kappa and completed her MA at Johns Hopkins University School for Advanced Informational Studies where she graduated with honors in European Affairs/International Economics.



THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "THE DISTRIBUTOR" AT PAGE 38 OF THE PROSPECTUS.

The International Fund and, upon the effective date of its reorganization, the Europe Fund, are covered under the Global Company's Distribution and Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

THE FOLLOWING INFORMATION WITH RESPECT TO THE FUNDS, WHICH IS
UNAUDITED, SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS" ON PAGES 49 THROUGH 54 OF THE PROSPECTUS AND SHOULD
BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND RELATED NOTES WHICH ARE INCLUDED IN THE FUNDS' 2000 SEMI-ANNUAL REPORT TO STOCKHOLDERS. COPIES OF THE SEMI-ANNUAL REPORT ARE AVAILABLE, UPON REQUEST, BY EITHER CALLING DRESDNER RCM GLOBAL FUNDS AT (800) 726-7240 OR MAILING A REQUEST TO FOUR EMBARCADERO CENTER, SAN FRANCISCO, CALIFORNIA 94111.

 Dresdner RCM Global Funds
 Financial Highlights
For a share outstanding throughout each fiscal year or period ended:

                                                                          LARGE CAP GROWTH FUND               BIOTECHNOLOGY FUND
                                                                  --------------------------------------      ------------------
                                                                      CLASS I               CLASS N                CLASS N
                                                                  ----------------      ----------------      ------------------
                                                                    (UNAUDITED)           (UNAUDITED)            (UNAUDITED)
                                                                  SIX MONTHS ENDED      SIX MONTHS ENDED       SIX MONTHS ENDED
                                                                   JUNE 30, 2000         JUNE 30, 2000          JUNE 30, 2000
                                                                  ----------------      ----------------      ------------------
PER SHARE OPERATING PERFORMANCE: (1)
  Net asset value, beginning of period                                $ 19.07                $19.00                $  20.02
                                                                      -------                ------                --------
  Income from investment operations:
    Net investment income (loss)                                        (0.03)                (0.05)                  (0.15)
    Net realized and unrealized gain on investments                      0.74                  0.72                   14.90
                                                                      -------                ------                --------
  Total from investment operations                                       0.71                  0.67                   14.75
  Less distributions:
    From net investment income                                             --                    --                      --
    From net realized gain on investments                                  --                    --                      --
                                                                      -------                ------                --------
      Total distributions                                                  --                    --                      --
                                                                      -------                ------                --------
NET ASSET VALUE, END OF PERIOD                                        $ 19.78                $19.67                $  34.77
                                                                      -------                ------                --------
                                                                      -------                ------                --------
TOTAL RETURN (2)                                                         3.72%                 3.47%                  73.68%
                                                                      -------                ------                --------
                                                                      -------                ------                --------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                  $23,265                $6,427                $465,683
                                                                      -------                ------                --------
                                                                      -------                ------                --------
Ratio of expenses to average net assets:
  With waiver and reimbursement (4)                                      0.95%                 1.20%                   1.50%
                                                                      -------                ------                --------
                                                                      -------                ------                --------
  Without waiver and reimbursement (4)                                   1.82%                 2.88%                   1.50%
                                                                      -------                ------                --------
                                                                      -------                ------                --------
Ratio of net investment income (loss) to average net assets:
  With waiver and reimbursement (4)                                     (0.28)%               (0.57)%                 (0.98)%
                                                                      -------                ------                --------
                                                                      -------                ------                --------
  Without waiver and reimbursement (4)                                  (1.15)%               (2.25)%                 (0.98)%
                                                                      -------                ------                --------
                                                                      -------                ------                --------
Portfolio turnover                                                      20.08%                20.08%                 303.77%
                                                                      -------                ------                --------
                                                                      -------                ------                --------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                      TAX MANAGED GROWTH FUND                      GLOBAL SMALL CAP FUND
                                               --------------------------------------      --------------------------------------
                                                   CLASS I               CLASS N               CLASS I               CLASS N
                                               ----------------      ----------------      ----------------      ----------------
                                                 (UNAUDITED)           (UNAUDITED)           (UNAUDITED)           (UNAUDITED)
                                               SIX MONTHS ENDED      SIX MONTHS ENDED      SIX MONTHS ENDED      SIX MONTHS ENDED
                                                JUNE 30, 2000         JUNE 30, 2000         JUNE 30, 2000         JUNE 30, 2000
                                               ----------------      ----------------      ----------------      ----------------
PER SHARE OPERATING PERFORMANCE: (1)
  Net asset value, beginning of period             $ 14.99                $14.95               $ 23.38               $ 23.31
                                                   -------                ------               -------               -------
  Income from investment operations:
    Net investment loss                              (0.06)                (0.08)                (0.09)                (0.11)
    Net realized and unrealized gain on
      investments                                     0.63(5)               0.64(5)               3.65                  3.70
                                                   -------                ------               -------               -------
  Total from investment operations                    0.57                  0.56                  3.56                  3.59
  Less distributions:
    From net realized gain on investments               --                    --                    --                    --
    In excess of net realized gain on
      investments                                       --                    --                    --                    --
                                                   -------                ------               -------               -------
      Total distributions                               --                    --                    --                    --
                                                   -------                ------               -------               -------
NET ASSET VALUE, END OF PERIOD                     $ 15.56                $15.51               $ 26.94               $ 26.90
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------
TOTAL RETURN (2)                                      3.80%                 3.75%                15.18%                15.32%
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $29,972                $3,806               $29,486               $17,448
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------
Ratio of expenses to average net assets:
  With waiver and reimbursement (4)                   1.25%                 1.50%                 1.50%                 1.75%
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------
  Without waiver and reimbursement (4)                1.99%                 4.73%                 1.72%                 2.21%
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------
Ratio of net investment income to average
  net assets:
  With waiver and reimbursement (4)                  (0.77)%               (1.00)%               (0.72)%               (0.83)%
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------
  Without waiver and reimbursement (4)               (1.51)%               (4.23)%               (0.94)%               (1.29)%
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------
Portfolio turnover                                   32.85%                32.85%               102.60%               102.60%
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                                      GLOBAL TECHNOLOGY FUND              GLOBAL HEALTH CARE FUND
                                                              --------------------------------------      -----------------------
                                                                  CLASS I               CLASS N                   CLASS N
                                                              ----------------      ----------------      -----------------------
                                                                (UNAUDITED)           (UNAUDITED)               (UNAUDITED)
                                                              SIX MONTHS ENDED      SIX MONTHS ENDED         SIX MONTHS ENDED
                                                               JUNE 30, 2000         JUNE 30, 2000             JUNE 30, 2000
                                                              ----------------      ----------------      -----------------------
PER SHARE OPERATING PERFORMANCE: (1)
  Net asset value, beginning of period                            $  59.21              $  59.13                  $ 14.25
                                                                  --------              --------                  -------
  Income from investment operations:
    Net investment loss                                              (0.26)                (0.27)                   (0.07)
    Net realized and unrealized gain (loss) on
      investments                                                    10.87                 10.80                     7.83
                                                                  --------              --------                  -------
  Total from investment operations                                   10.61                 10.53                     7.76
  Less distributions:
    From net realized gain on investments                               --                    --                       --
                                                                  --------              --------                  -------
      Total distributions                                               --                    --                       --
                                                                  --------              --------                  -------
NET ASSET VALUE, END OF PERIOD                                    $  69.82              $  69.66                  $ 22.01
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------
TOTAL RETURN (2)                                                     17.92%                17.81%                   54.39%
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                              $379,724              $383,142                  $65,555
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------
Ratio of expenses to average net assets:
  With waiver and reimbursement (4)                                   1.32%                 1.39%                    1.50%
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------
  Without waiver and reimbursement (4)                                1.32%                 1.39%                    2.04%
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------
Ratio of net investment income (loss) to average net
  assets:
  With waiver and reimbursement (4)                                  (0.75)%               (0.79)%                  (0.77)%
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------
  Without waiver and reimbursement (4)                               (0.75)%               (0.79)%                  (1.31)%
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------
Portfolio turnover                                                  130.26%               130.26%                  279.14%
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                  INTERNATIONAL GROWTH EQUITY FUND                 EMERGING MARKETS FUND
                                               --------------------------------------      --------------------------------------
                                                   CLASS I               CLASS N               CLASS I               CLASS N
                                               ----------------      ----------------      ----------------      ----------------
                                                 (UNAUDITED)           (UNAUDITED)           (UNAUDITED)           (UNAUDITED)
                                               SIX MONTHS ENDED      SIX MONTHS ENDED      SIX MONTHS ENDED      SIX MONTHS ENDED
                                                JUNE 30, 2000         JUNE 30, 2000         JUNE 30, 2000         JUNE 30, 2000
                                               ----------------      ----------------      ----------------      ----------------
PER SHARE OPERATING PERFORMANCE: (1)
  Net asset value, beginning of period             $  22.34               $22.31                $16.87                $16.84
                                                   --------               ------                ------                ------
  Income from investment operations:
    Net investment income                              0.01                 0.01                  0.05                  0.03
    Net realized and unrealized gain
      (loss) on investments                           (2.98)               (3.00)                (0.63)                (0.63)
                                                   --------               ------                ------                ------
  Total from investment operations                    (2.97)               (2.99)                (0.58)                 0.60
  Less distributions:
    From net investment income                           --                   --                    --                    --
    In excess of net investment income                   --                   --
    From net realized gain on investments                --                   --                    --                    --
                                                   --------               ------                ------                ------
      Total distributions                                --                   --                    --                    --
                                                   --------               ------                ------                ------
NET ASSET VALUE, END OF PERIOD                     $  19.37               $19.32                $16.29                $16.24
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------
TOTAL RETURN (2)                                     (13.29)%             (13.40)%               (3.62)%               (3.74)%
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $319,619               $5,129                $6,778                $2,159
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------
Ratio of expenses to average net assets:
  With waiver and reimbursement (4)                    1.00%                1.25%                 1.50%                 1.75%
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------
  Without waiver and reimbursement (4)                 1.00%                2.50%                 4.46%                 6.10%
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------
Ratio of net investment income (loss) to
  average net assets:
  With waiver and reimbursement (4)                    0.06%                0.06%                 0.52%                 0.40%
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------
  Without waiver and reimbursement (4)                 0.06%               (1.19)%               (2.44)%               (3.95)%
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------
Portfolio turnover                                    58.35%               58.35%                81.45%                81.45%
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                                                       EUROPE FUND
                                                                  -----------------------------------------------------
                                                                           CLASS I                      CLASS N
                                                                  -------------------------      ----------------------
                                                                         (UNAUDITED)                  (UNAUDITED)
                                                                         SIX MONTHS                    SIX MONTHS
                                                                  ENDED JUNE 30, 2000(1)(3)      ENDED JUNE 30, 2000(1)
                                                                  -------------------------      ----------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                     $20.58                        $ 16.12
                                                                           ------                        -------
  Income from investment operations:
    Net investment income (loss)                                            (0.02)                         (0.09)
    Net realized and unrealized gain (loss) on investments                  (4.18)                          0.34(5)
                                                                           ------                        -------
  Total from investment operations                                          (4.20)                          0.25
  Less distributions:
    From net investment income                                                 --                             --
    In excess of net investment income                                         --                             --
    From net realized gain on investments                                      --                             --
                                                                           ------                        -------
      Total distributions                                                      --                             --
                                                                           ------                        -------
NET ASSET VALUE, END OF PERIOD                                             $16.38                        $ 16.37
                                                                           ------                        -------
                                                                           ------                        -------
TOTAL RETURN (2)                                                             1.61%                          1.55%
                                                                           ------                        -------
                                                                           ------                        -------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $1,092                        $80,852
                                                                           ------                        -------
                                                                           ------                        -------
Ratio of expenses to average net assets: (6)
  With waiver and reimbursement (4)                                          1.35%                          1.60%
                                                                           ------                        -------
                                                                           ------                        -------
  Without waiver and reimbursement (4)                                      10.25%                          2.07%
                                                                           ------                        -------
                                                                           ------                        -------
Ratio of net investment income (loss) to average net assets:
  With waiver and reimbursement (4)                                         (0.37)%                        (1.01)%
                                                                           ------                        -------
                                                                           ------                        -------
  Without waiver and reimbursement (4)                                      (9.27)%                        (1.48)%
                                                                           ------                        -------
                                                                           ------                        -------
Portfolio turnover                                                          86.62%                         86.62%
                                                                           ------                        -------
                                                                           ------                        -------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                                    BALANCED FUND
                                                                  -----------------
                                                                       CLASS I
                                                                  -----------------
                                                                     (UNAUDITED)
                                                                  SIX MONTHS ENDED
                                                                    JUNE 30, 2000
                                                                  -----------------
PER SHARE OPERATING PERFORMANCE: (1)
  Net asset value, beginning of period                                 $ 10.65
                                                                       -------
  Income from investment operations:
    Net investment income                                                 0.09
    Net realized and unrealized gain on investments                       0.21
                                                                       -------
  Total from investment operations                                        0.30
  Less distributions:
    From net investment income                                           (0.03)
                                                                       -------
      Total distributions                                                (0.03)
                                                                       -------
NET ASSET VALUE, END OF PERIOD                                         $ 10.92
                                                                       -------
                                                                       -------
TOTAL RETURN (2)                                                          2.77%
                                                                       -------
                                                                       -------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $17,429
                                                                       -------
                                                                       -------
Ratio of expenses to average net assets:
  With waiver and reimbursement (4)                                       0.90%
                                                                       -------
                                                                       -------
  Without waiver and reimbursement (4)                                    4.35%
                                                                       -------
                                                                       -------
Ratio of net investment income (loss) to average net assets:
  With waiver and reimbursement (4)                                       1.62%
                                                                       -------
                                                                       -------
  Without waiver and reimbursement (4)                                   (1.83)%
                                                                       -------
                                                                       -------
Portfolio turnover                                                      145.11%
                                                                       -------
                                                                       -------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Notes to Financial Highlights
 June 30, 2000 (Unaudited)

The following notes are being used as reference items in the Financial Highlights of the Funds.

(1)  Calculated using the average share method.

(2) Total return measures the change in value of an investment over the period indicated. For periods less than one year, the total return is not annualized.

(3)  Commencement of operations was March 3, 2000.

(4)  Annualized for periods of less than one year.

(5) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments reflected in the Fund's Statement of Operations. This is due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values.

(6) The operating expenses for the Dresdner RCM Europe Fund include certain non-recurring legal expenses of 0.46% and 0.32% of average net assets for the years ended Decemebr 31, 1998 and 1999, respectively, for which the insurance carrier has agreed to reimburse the Fund 0.78% ($800,000) of average net assets for the year ended December 31, 1999.

                         DRESDNER RCM GLOBAL FUNDS, INC.
                        SUPPLEMENT DATED FEBRUARY 1, 2001
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000

THE FOLLOWING INFORMATION REPLACES ALL SIMILAR REFERENCES THROUGHOUT
THE SAI:

Effective December 29, 2000, the Dresdner RCM International Growth Equity Fund was reorganized from a series of Dresdner RCM Capital Funds, Inc. (the "Capital Company") to a series of Dresdner RCM Global Funds, Inc. (the "Global Company"). Shareholders of the Dresdner RCM Europe Fund have approved its reorganization from a series of Dresdner RCM Investment Funds Inc. (the "Investment Company") to a series of the Global Company, the closing of which is anticipated in February 2001. As a result of the reorganizations, the Capital Company and the Investment Company will be dissolved as Maryland corporations.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "SHORT SALES" BEGINNING ON PAGE 8 OF THE SAI.

The International Fund may engage in short sales transactions. Please refer to pages 8-9 of the SAI for further details of these transactions and their associated risks.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN
THE SECTION ENTITLED "DELAYED-DELIVERY TRANSACTIONS" BEGINNING ON PAGE 9 OF THE SAI.

Once the reorganization is effective, the Europe Fund may purchase securities on a delayed delivery or "when issued" basis and may enter into firm commitment agreements. Please refer to page 9 of the SAI for further details on these transactions and their associated risks described on page 25 of the SAI.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN
THE SECTION ENTITLED "FUTURES TRANSACTIONS" BEGINNING ON PAGE 10 OF THE SAI.

Once the reorganization is effective, the Europe Fund may enter into futures contracts for the purchase or sale of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity securities or fixed-income securities. Please refer to page 10 of the SAI for further details on these transactions and their associated risks described on pages 26 and 27 of the SAI.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN
THE SECTION ENTITLED "DEBT SECURITIES" BEGINNING ON PAGE 13 OF THE SAI.

The Large Cap Fund, Tax Managed Growth Fund, Biotechnology Fund, Global Small Cap Fund, Global Technology Fund, Global Health Care Fund and the Europe Fund, upon the effective date of its reorganization, may each invest up to 20% its total assets in short-term debt obligations. The Emerging Markets Fund may invest up to 20% of its assets in emerging market debt securities. Please refer to page 13 of the SAI for a description of these securities and their associated risks described on page 24 and 25 of the SAI.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN
THE SECTION ENTITLED "FUNDAMENTAL POLICIES" BEGINNING ON PAGE 28 OF THE SAI.

Once the reorganization is effective, the fundamental policies previously applicable to the Europe Fund beginning on page 29 of the SAI will be eliminated. The Europe Fund will be subject to fundamental restrictions 1-14 beginning on page 28 of the SAI.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN
THE SECTION ENTITLED "OPERATING POLICIES" BEGINNING AT PAGE 30 OF THE SAI.

The Funds, including the Europe Fund upon the effective date of its reorganization, are subject to the following operating policies that provide that a Fund may not:

 1. Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account).

 2. Invest more than 15% of the value of its net assets in securities that are illiquid (this restriction applies only to the Balanced Fund; the other Funds are subject to a similar fundamental policy).

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN
THE SECTION ENTITLED "DIRECTORS AND OFFICERS" BEGINNING AT PAGE 34 OF THE
SAI.

The members constituting the Board of Directors of the Global Company are DeWitt F. Bowman, Pamela A. Farr, George B. James, John A. Kriewall, George G.C. Parker and Kenneth E. Scott. Robert J. Birnbaum, Theodore J. Coburn and Alfred W. Fiore will become members of the Board of Directors of the Global Company upon the effective date of the Europe Fund's reorganization. The officers of the Global Company are Anthony Ain, Robert J. Goldstein, Karin L. Brotman, Jennie W. Klein and Steven L. Wong. For professional biographical information on these individuals, please refer to the SAI.

Each Director of the Global Company receives a fee of $1,000 per year plus $500 for each Board meeting attended and $250 for each Audit Committee meeting attended. The current members of the Global Company's Audit Committee are DeWitt F. Bowman and George B. James. Each Director is reimbursed for travel and other expenses in connection with attending Board meetings.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN
THE SECTION ENTITLED "CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES" BEGINNING AT PAGE 39 OF THE SAI.

As of November 30, 2000, there were 14,837,719 shares of the International Growth Equity Fund outstanding, 14,087,866 shares of the Global Technology Fund outstanding,1,981,074 shares of the Global Small Cap Fund outstanding, 9,543,459 shares of the Global Health Care Fund outstanding, 3,246,615 shares of the Large Cap Growth Fund outstanding, 24,264,645 shares of the Biotechnology Fund outstanding, 593,852 shares of the Emerging Markets Fund outstanding, 2,353,198 shares of the Tax Managed Growth Fund outstanding, 3,858,376 shares of the Balanced Fund outstanding and 4,821,741 shares of the Europe Fund outstanding. On that date the following were known to the Company to own of record more than 5% of the Funds' outstanding capital stock:

Name and Address of                                              % of Shares
Beneficial Owner                      Shares Held                Outstanding

LARGE CAP GROWTH FUND

Reed Elsvier US Salary Investment     739,873                     22.79%
Plan 401K
State Street Bank & Trust TTEE
105 Rosemont Rd
Westwood, MA 02090-2318

Pacific Maritime Association          429,696                     13.24%
P.O. Box 7861
San Francisco, California 94120-786

Charles Schwab & Co., Inc.            394,896                     12.16%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

Jomei Chang & Dale Skeen Trustees     341,131                     10.51%

Congoleum Corp Master Trust           280,445                      8.64%
3705 Quakerbridge Road
Mercerville, New Jersey 08619-0127



AAA Washington                        185,335                      5.71%
1745 114th Avenue SE
Bellevue, Washington 98004-6968

Pasadena National Trust Company       165,029                      5.08%
FBO Customers
Huntington Medical Research Institute
600 N Rosemead Blvd
Pasadena, CA 91107-2138

TAX MANAGED GROWTH FUND

Boston & Company                    1,600,146                     68.00%
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA

Charles Schwab & Co., Inc.            317,880                     13.51%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

BIOTECHNOLOGY FUND

Charles Schwab & Co., Inc.         10,229,953                     42.16%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.   5,528,781                     22.79%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

National Investors Service Corp.    1,512,618                      6.23%
FBO Customers
55 Water Street
New York, New York 10041-0098

BALANCED FUND

American Express Trust Company      2,264,148                     58.68%
FBO American Express Trust
Retirement Services Plans
ATTN: Pat Brown
50534 AXP Financial Center
Minneapolis, MN 55474-0505

Pacific Northwest Employers         1,392,625                     36.09%
Pension Plan




GLOBAL SMALL CAP FUND

Charles Schwab & Co.                  591,391                     29.85%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

Dean Witter Discover & Co.            528,360                     26.67%
333 Market Street 25th Floor
San Francisco, California 94105-2102

National Financial Services Corp.     409,303                     20.66%
FBO Customer
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

GLOBAL TECHNOLOGY FUND

Charles Schwab & Co., Inc.          4,756,874                     33.80%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.   3,183,019                     22.60%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

National Investors Service Corp.     454,615                       5.25%
FBO Customers
55 Water Street
New York, New York 10041-0098

GLOBAL HEALTH CARE FUND

Charles Schwab & Co., Inc.          3,653,674                     38.28%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.   2,663,680                     27.91%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

Frank Nominees Limited                598,291                      6.27%
10 Fenchurch Street
London, ENGLAND

National Investors Service Corp.      597,154                      6.26%
FBO Customers
55 Water Street
New York, New York 10041-0098



INTERNATIONAL GROWTH EQUITY FUND

JM Family Enterprises Inc.          1,615,782                     10.89%
100 NW 12th Avenue
Deerfield Beach, Florida 33442

Boston Safe Deposit and
Trust Company                       1,064,239                      7.17%
FBO Blue Cross and Blue Shield of
Massachusetts Retirement
Income Trust
Boston, Massachusetts 02110

Northern Trust Cust                   847,808                      5.71%
FBO McDonald's Corp Profit Sharing
Master Trust
2111 McDonald's Dr.
Oak Brook, IL 60523-1928

EMERGING MARKETS FUND

Clients of Dresdner Bank AG/          300,000                     50.52%
Investment Management
Institutional Asset Management Division
Jorgen-Ponto-Platz
60301 Frankfurt
Germany

Charles Schwab & Co., Inc.            127,442                     21.46%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.      91,974                     15.49%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

EUROPE FUND

Charles Schwab & Co., Inc.          1,085,040                     22.50%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.     454,905                      9.43%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

Marshcove & Co.                       290,930                      6.03%
P.O. Box 5756
Boston, Massachusetts 02206-0001

Smith Barney                          285,773                      5.93%
388 Greenwich Street
New York, New York 10013-2339


THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE
SECTION ENTITLED "THE INVESTMENT MANAGER" BEGINNING AT PAGE 44 OF THE SAI.

All management fees to be paid by the International Fund prior to its reorganization from series of the Capital Company to a series of the Global Company, were paid under a similar investment management agreement with its predecessor funds.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "THE DISTRIBUTOR" AT PAGE 46 OF THE SAI.

Dresdner RCM International Growth Equity Fund and Dresdner RCM Europe Fund, upon the effective date of its reorganization, are included in the Global Company's Distribution and Service Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND IN THE
SECTION ENTITLED "GENERAL INFORMATION" AT PAGE 56 OF THE SAI.

The Global Company was incorporated in Maryland as an open-end management investment company on September 17, 1995. The authorized capital stock of the Global Company is 3,250,000,000 shares of capital stock (par value $.0001 per share) of which 100,000,000 shares have been designated as shares of the International Growth Equity Fund, 150,000,000 shares have been designated as shares of the Dresdner RCM Small Cap Fund, 600,000,000 shares have been designated as shares of the MidCap Fund, 200,000,000 shares have been designated as shares of the Europe Fund, 50,000,000 shares have been designated as shares of each of the Global Technology Fund, Global Small Cap Fund, Global Health Care Fund, Large Cap Growth Fund, Biotechnology Fund, Emerging Markets Fund, Tax Managed Growth Fund Global Equity Fund and Strategic Income Fund and 25,000,000 shares have been designated as shares of the Balanced Fund.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND IN THE
SECTION ENTITLED "COUNSEL" AT PAGE 57 OF THE SAI.

Certain legal matters in connection with the capital shares offered by the Global Company have been passed upon by Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071. The validity of the capital stock offered by the Global Company has been passed upon by Venable, Baetjer and Howard, LLP, 1800 Mercantile Bank & Trust Building, 2 Hopkins Plaza, Baltimore, Maryland 21201. Paul, Hastings, Janofsky & Walker LLP has acted and will continue to act as counsel to the Investment Manager in various matters.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE SECTION ENTITLED "FINANCIAL STATEMENTS" AT PAGE 58 OF THE SAI.

Incorporated by reference herein are the financial statements of the Funds' predecessors contained in the Funds' Semi-Annual Report to Shareholders for the six-month period ended June 30, 2000, including the Statements of Assets and Liabilities, including the Portfolios of Investments and the related Statements of Operations, the Statements of Changes in Net Assets and the Financial Highlights.